Shareholders' Equity - Additional Information (Detail) € / shares in Units, € in Millions				12 Months Ended
	Sep. 15, 2017 shares	Apr. 14, 2017 USD ($)	Apr. 14, 2017 EUR (€) € / shares	Dec. 31, 2019 USD ($) vote shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Mar. 03, 2020 USD ($)	Mar. 03, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€) € / shares shares	Apr. 27, 2018 USD ($)	Sep. 14, 2017 shares	Dec. 31, 2016 shares
Class of Stock [Line Items]
Authorized share capital amount | €									€ 40
Common stock, shares authorized (in shares)				2,000,000,000					2,000,000,000
Special voting shares, shares authorized (in shares)				2,000,000,000					2,000,000,000
Special voting shares (in eur per share) | € / shares									€ 0.01
Common and special voting shares				$ 25,000,000					€ 18
Common shares, shares issued (in shares)				1,364,400,196					1,364,400,196
Common shares outstanding (in shares)				1,350,132,117	1,353,831,958				1,350,132,117
Treasury stock (in shares)				14,268,079					14,268,079
Special voting shares issued (in shares)				396,474,276					396,474,276
Special voting shares outstanding (in shares)	474,474,276			387,951,166	388,725,624				387,951,166		396,474,276
Retirement of special voting shares (in shares)				774,458	181,066	23,361,513
Capital increase (in shares)				2,568,751	2,741,322	5,271,344
Number of votes eligible for each common share (in votes) | vote				2
Common shares, registered				P3Y
Period in force				18 months
Stock repurchase program percentage of shares authorized to be repurchased				10.00%					10.00%
Common shares repurchased, amount | $										$ 700,000,000
Common shares repurchased (in shares)				6,300,000
Common shares repurchased, amount | $				$ 57,000,000	$ 156,000,000	$ 38,000,000
Treasury stock, value | $				$ 153,000,000
Loyalty registration period				3 years
Dividend declared (in eur per share) | € / shares			€ 0.18
Dividend declared and paid amount		$ 275,000,000	€ 244	$ 276,000,000	$ 236,000,000	$ 162,000,000
Special Voting Shares
Class of Stock [Line Items]
Treasury stock (in shares)				8,523,110					8,523,110
Special voting shares outstanding (in shares)				387,951,166	388,725,624	388,906,690			387,951,166			412,268,203
Retirement of special voting shares (in shares)				774,458	181,066	23,361,513
Cancelled special voting shares held in treasury (in shares)	78,000,000
Subsequent Event
Class of Stock [Line Items]
Dividend declared (in eur per share) | € / shares								€ 0.18
Dividend declared amount							$ 267,000,000	€ 243